Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 1,058
2020	1,055
2021	1,057
2022	1,054
2023	1,050
Years 2024 to 2028	5,149
Other postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	17
2020	17
2021	17
2022	16
2023	16
Years 2024 to 2028	$ 72